ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Business acquisitions
Schedule of components of the aggregate purchase prices of acquisitions

MILLIONS	2012	2011	2010

Net tangible assets acquired (liabilities assumed)	$(1.0)	$58.6	$17.4
Identifiable intangible assets
Customer relationships	8.4	145.5	11.3
Patents	2.8	0.3	—
Trademarks	0.5	11.2	0.7
Other technology	0.3	8.4	5.7
Total intangible assets	12.0	165.4	17.7
Goodwill	23.3	94.3	8.3
Total aggregate purchase price	34.3	318.3	43.4
Contingent consideration	(2.6)	(5.0)	—
Liability for indemnification	16.0	(28.1)	—
Net cash paid for acquisitions	$47.7	$285.2	$43.4

Nalco merger
Business acquisitions
Schedule of cash and equity consideration transferred

MILLIONS, EXCEPT PER SHARE

Cash consideration
Number of Nalco common shares outstanding receiving cash consideration	41.9
Cash consideration per common share outstanding	$38.80
Total cash paid to Nalco shareholders electing cash consideration	$1,623.9
Stock consideration
Number of Nalco common shares outstanding receiving stock consideration	97.5
Exchange ratio	0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration	68.3
Ecolab’s closing stock price on December 1, 2011	$55.62
Total fair value of stock consideration	$3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards	$73.5
Total fair value of cash and stock consideration	$5,497.1

Schedule of assets acquired and liabilities assumed as of merger date

		2012
	INITIAL	ADJUSTMENTS	FINAL
MILLIONS	VALUATION	TO FAIR VALUE	VALUATION

Current assets	$1,869.6	$(0.1)	$1,869.5
Property, plant and equipment	1,069.2	(1.2)	1,068.0
Other assets	97.3	(3.3)	94.0
Identifiable intangible assets:
Customer relationships	2,160.0	—	2,160.0
Patents	321.0	—	321.0
Trade names	1,230.0	—	1,230.0
Trademarks	79.0	—	79.0
Other technology	91.0	—	91.0
Total assets acquired	6,917.1	(4.6)	6,912.5
Current liabilities	1,105.5	(0.1)	1,105.4
Long-term debt	2,858.4	—	2,858.4
Pension and postretirement benefits	505.7	5.6	511.3
Net deferred tax liability	1,188.7	5.3	1,194.0
Noncontrolling interests and other liabilities	167.7	35.5	203.2
Total liabilities and noncontrolling interests assumed	5,826.0	46.3	5,872.3
Goodwill	4,403.9	53.0	4,456.9
Total consideration transferred	$5,495.0	$2.1	$5,497.1

Schedule of net sales and operating income from Nalco's business included in entity's results	MILLIONS

Net sales	$193.4
Operating income	13.8

Schedule of pro forma amounts
MILLIONS	2011	2010
(unaudited)
Net sales	$11,283.9	$10,326.0
Net income attributable to Ecolab	665.5	621.4
Earnings attributable to Ecolab per
common share
Basic	2.22	2.06
Diluted	2.17	2.02